UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon			97209
(Address of principal executive offices)			(Zip code)

JoNell Hermanson, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)
with a Copy to: Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404
Registrant’s telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2011

Date of reporting period:	06/30/2011

Item 1. Reports to Stockholders.

The semi annual report for the period January 1, 2011 through June 30, 2011 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Business Opportunity Value Fund

Semi-Annual Report
June 30, 2011
(Unaudited)

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Shares		Value (Note 1)
	FOREIGN COMMON STOCKS—95.6%
	Austria—1.6%
88,700	Erste Group Bank AG	$4,645,495
	Belgium—1.7%
83,600	Anheuser-Busch InBev NV	4,851,924
	Brazil—6.9%
272,100	Banco Bradesco SA	5,526,909
59,100	Fibria Celulose SA, SP ADR	779,529
190,700	Itau Unibanco Holding SA, ADR (Preference)	4,490,985
336,700	Petroleo Brasileiro SA	5,117,434
76,300	Suzano Papel e Celulose SA	551,967
114,000	Vale SA	3,260,795
		19,727,619
	China—2.8%
773,000	China Life Insurance Co., Ltd.	2,668,959
321,200	China Pacific Insurance Group Co., Ltd.	1,336,460
2,780,000	PetroChina Co., Ltd.	4,076,044
		8,081,463
	Denmark—3.8%
300	AP Moller—Maersk A/S	2,589,903
66,200	Novo Nordisk A/S	8,293,487
		10,883,390
	France—15.8%
34,500	Accor SA	1,543,444
235,700	AXA SA	5,350,424
70,700	BNP Paribas SA	5,451,603
54,400	Cie de St-Gobain	3,526,100
68,800	Danone	5,136,133
29,300	Essilor International SA	2,377,365
68,100	JCDecaux SA*	2,185,282
18,100	L'Oreal SA	2,348,909
47,200	Pernod-Ricard SA	4,655,148
32,500	Schneider Electric SA	5,426,580
43,100	Societe Generale SA	2,552,641
19,900	Unibail-Rodamco SE, REIT	4,597,907
		45,151,536

Shares		Value (Note 1)
	Germany—5.8%
35,000	Allianz SE, Registered	$4,880,637
67,400	Daimler AG, Registered	5,082,734
37,600	Linde AG	6,596,783
		16,560,154
	Hong Kong—2.7%
264,000	Cheung Kong Holdings, Ltd.	3,876,850
422,500	China Mobile, Ltd.	3,938,844
		7,815,694
	Ireland—0.8%
105,600	CRH Plc	2,354,027
	Italy—0.8%
92,500	Eni SpA	2,192,152
	Japan—6.1%
23,000	Akita Bank, Ltd. (The)	66,795
111,500	Canon, Inc.	5,303,641
35,400	FANUC Corp.	5,919,694
1,000	Japan Tobacco, Inc.	3,860,071
78,400	Komatsu, Ltd.	2,447,893
		17,598,094
	Malaysia—2.4%
1,062,500	Genting Bhd	3,957,416
996,100	Sime Darby Bhd	3,048,049
		7,005,465
	Norway—1.1%
126,800	Statoil ASA	3,210,069
	Singapore—2.8%
384,000	DBS Group Holdings, Ltd.	4,593,509
204,000	United Overseas Bank, Ltd.	3,275,251
		7,868,760
	South Africa—0.5%
34,600	AngloGold Ashanti, Ltd., SP ADR	1,456,314
	Spain—2.2%
231,600	Banco Santander SA	2,668,064
144,200	Telefonica SA	3,521,902
		6,189,966

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Shares		Value (Note 1)
	Sweden—6.7%
307,000	Atlas Copco AB	$8,085,255
167,700	Investor AB	3,845,887
239,400	Sandvik AB	4,194,132
168,900	Volvo AB	2,956,811
		19,082,085
	Switzerland—14.1%
186,900	ABB, Ltd., Registered*	4,856,093
101,500	Cie Financiere Richemont SA	6,651,603
57,900	Holcim, Ltd., Registered*	4,378,687
94,300	Nestle SA, Registered	5,868,147
73,700	Novartis AG, Registered	4,516,860
34,000	Roche Holding AG	5,692,304
13,300	Syngenta AG, Registered*	4,494,740
206,800	UBS AG, Registered*	3,774,010
		40,232,444
	Taiwan—0.9%
199,600	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	2,516,956

Shares		Value (Note 1)
	United Kingdom—16.1%
105,300	Anglo American Plc	$5,222,242
211,100	BG Group Plc	4,793,220
132,000	BHP Billiton Plc	5,186,778
157,000	British American Tobacco Plc	6,884,700
241,300	Diageo Plc	4,936,741
139,400	Imperial Tobacco Group Plc	4,640,972
123,000	Royal Dutch Shell Plc	4,367,567
164,600	Standard Chartered Plc	4,323,659
263,600	Xstrata Plc	5,805,894
		46,161,773
TOTAL FOREIGN COMMON STOCKS (Cost $257,963,757)		273,585,380

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—2.4%
$6,871,290	State Street Bank and Trust Co. (Euro Time Deposit) (Cost $6,871,290)	0.010%	07/01/2011	6,871,290
	TOTAL INVESTMENTS AT MARKET VALUE—98.0% (Cost $264,835,047)			280,456,670
	Other Assets in Excess of Liabilities—2.0%			5,793,712
	NET ASSETS—100.0%			$286,250,382

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

At June 30, 2011, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Commercial Banks	13.1%
Oil, Gas and Consumable Fuels	8.3%
Machinery	8.2%
Metals and Mining	7.3%
Pharmaceuticals	6.5%
Tobacco	5.4%
Beverages	5.0%
Insurance	5.0%
Chemicals	3.9%
Food Products	3.8%
Electrical Equipment	3.6%
Construction Materials	2.4%
Textiles, Apparel and Luxury Goods	2.3%
Office Electronics	1.9%
Hotels, Restaurants & Leisure	1.9%
Automobiles	1.8%
Real Estate Investment Trusts (REITs)	1.6%
Real Estate Management and Development	1.4%
Wireless Telecommunication Services	1.4%
Capital Markets	1.3%
Diversified Financial Services	1.3%
Building Products	1.2%
Diversified Telecommunication Services	1.2%
Industrial Conglomerates	1.1%
Marine	0.9%
Semiconductors and Semiconductor Equipment	0.9%
Health Care Equipment and Supplies	0.8%
Media	0.8%
Personal Products	0.8%
Paper and Forest Products	0.5%
Short-Term Investments	2.4%
Total	98.0%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Shares		Value (Note 1)
	COMMON STOCKS—99.5%
	Air Freight and Logistics—6.6%
34,200	C. H. Robinson Worldwide, Inc.	$2,696,328
94,350	Expeditors International of Washington, Inc.	4,829,776
		7,526,104
	Beverages—1.8%
55,900	SABMiller Plc, SP ADR	2,068,300
	Biotechnology—5.1%
96,600	Celgene Corp.*	5,826,912
	Capital Markets—4.7%
18,200	Franklin Resources, Inc.†	2,389,478
124,800	Invesco, Ltd.	2,920,320
		5,309,798
	Communications Equipment—5.9%
28,700	F5 Networks, Inc.*	3,164,175
113,300	Juniper Networks, Inc.*	3,568,950
		6,733,125
	Computers and Peripherals—10.3%
21,150	Apple, Inc.*	7,099,420
88,000	NetApp, Inc.*	4,644,640
		11,744,060
	Energy Equipment and Services—9.3%
69,300	Baker Hughes, Inc.	5,028,408
65,300	Schlumberger, Ltd.	5,641,920
		10,670,328
	Food Products—2.3%
42,400	Nestle SA, SP ADR	2,644,912
	Health Care Equipment and Supplies—6.2%
11,250	Intuitive Surgical, Inc.*	4,186,238
41,100	Varian Medical Systems, Inc.*	2,877,822
		7,064,060

Shares		Value (Note 1)
	Industrial Conglomerates—7.9%
49,600	3M Co.	$4,704,560
230,700	General Electric Co.	4,351,002
		9,055,562
	Internet and Catalog Retail—2.8%
6,215	Priceline.com, Inc.*	3,181,645
	Internet Software and Services—7.3%
9,700	Google, Inc., Class A*	4,911,886
126,200	Tencent Holdings, Ltd., ADR†	3,457,880
		8,369,766
	IT Services—4.6%
62,000	Visa, Inc., Class A	5,224,121
	Media—8.7%
111,500	Discovery Communications, Inc., Class A†,*	4,567,040
57,900	Omnicom Group, Inc.	2,788,464
40,800	WPP Plc, SP ADR†	2,560,200
		9,915,704
	Multiline Retail—2.7%
90,500	Dollar General Corp.†,*	3,067,045
	Pharmaceuticals—6.4%
31,600	Allergan, Inc.	2,630,700
49,800	Shire Plc, ADR†	4,691,658
		7,322,358
	Software—4.5%
107,000	Adobe Systems, Inc.*	3,365,150
30,000	Rovi Corp.†,*	1,720,800
		5,085,950
	Textiles, Apparel and Luxury Goods—2.4%
31,000	Nike, Inc., Class B	2,789,380
TOTAL COMMON STOCKS (Cost $97,417,594)		113,599,130

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—9.8%
$1,113,945	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2011	$1,113,945

Shares
10,068,081	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	10,068,081
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,182,026)	11,182,026
	TOTAL INVESTMENTS AT MARKET VALUE—109.3% (Cost $108,599,620)	124,781,156
	Liabilities in Excess of Other Assets—(9.3)%	(10,632,667)
	NET ASSETS—100.0%	$114,148,489

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

At June 30, 2011, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	32.6%
Health Care	17.7%
Consumer Discretionary	16.6%
Industrials	14.5%
Energy	9.3%
Financials	4.7%
Consumer Staples	4.1%
Short-Term Investments	9.8%
Total	109.3%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Shares		Value (Note 1)
	COMMON STOCKS—97.4%
	Aerospace & Defense—1.8%
12,700	DigitalGlobe, Inc.†,*	$322,707
10,550	Goodrich Corp.	1,007,525
59,490	Orbital Sciences Corp.*	1,002,406
115,400	Taser International, Inc.*	525,070
		2,857,708
	Air Freight and Logistics—1.6%
37,900	Hub Group, Inc., Class A*	1,427,314
59,900	UTi Worldwide, Inc.	1,179,431
		2,606,745
	Airlines—2.0%
10,400	Alaska Air Group, Inc.*	711,984
97,600	JetBlue Airways Corp.†,*	595,360
82,500	United Continental Holdings Inc.†,*	1,866,975
		3,174,319
	Auto Components—1.4%
19,800	Autoliv, Inc.†	1,553,310
22,100	Gentex Corp.	668,083
		2,221,393
	Beverages—0.3%
28,800	Primo Water Corp.†,*	414,432
	Biotechnology—1.0%
32,200	BioMarin Pharmaceutical, Inc.†,*	876,162
95,000	Nanosphere, Inc.†,*	171,950
53,500	NPS Pharmaceuticals, Inc.*	505,575
		1,553,687
	Building Products—0.3%
38,300	Apogee Enterprises, Inc.†	490,623
	Capital Markets—1.4%
63,300	GFI Group, Inc.†	290,547
34,500	Raymond James Financial, Inc.†	1,109,175
21,500	Waddell & Reed Financial, Inc., Class A	781,525
		2,181,247
	Chemicals—3.4%
14,000	A. Schulman, Inc.	352,660
32,200	Albemarle Corp.	2,228,240
31,300	Cabot Corp.	1,247,931

Shares		Value (Note 1)
	Chemicals (Continued)
13,600	FMC Corp.	$1,169,872
39,600	Zagg, Inc.†,*	530,640
		5,529,343
	Commercial Banks—1.3%
336,100	CapitalSource, Inc.	2,167,845
	Commercial Services & Supplies—2.3%
18,100	Clean Harbors, Inc.†,*	1,868,825
33,300	Republic Services, Inc.	1,027,305
18,820	Ritchie Bros. Auctioneers, Inc.†	517,362
14,000	Tetra Tech, Inc.*	315,000
		3,728,492
	Communications Equipment—1.7%
19,000	ADTRAN, Inc.†	735,490
29,390	Anaren, Inc.†,*	624,537
91,514	Arris Group, Inc.†,*	1,062,478
18,600	Ciena Corp.†,*	341,868
		2,764,373
	Computers and Peripherals—2.6%
68,342	Avid Technology, Inc.†,*	1,287,563
26,850	Diebold, Inc.	832,619
20,400	Synaptics, Inc.†,*	525,096
41,300	Western Digital Corp.*	1,502,494
		4,147,772
	Construction and Engineering—2.5%
41,220	Chicago Bridge & Iron Co., NV	1,603,458
30,600	Foster Wheeler AG*	929,628
14,080	Jacobs Engineering Group, Inc.*	608,960
43,400	Quanta Services, Inc.*	876,680
		4,018,726
	Construction Materials—0.6%
37,400	Eagle Materials, Inc.†	1,042,338
	Containers and Packaging—3.3%
117,100	Crown Holdings, Inc.*	4,545,822
28,700	Packaging Corp. of America	803,313
		5,349,135

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Shares		Value (Note 1)
	Distributors—0.3%
16,000	LKQ Corp.*	$417,440
	Diversified Consumer Services—0.3%
12,400	Sotheby's†	539,400
	Diversified Financial Services—0.3%
14,400	Moody's Corp.†	552,240
	Diversified Telecommunication Services—1.7%
94,500	Cogent Communications Group, Inc.†,*	1,607,445
147,000	Premiere Global Services, Inc.†,*	1,173,060
		2,780,505
	Electrical Equipment—2.3%
62,700	Belden, Inc.	2,185,722
8,600	Encore Wire Corp.†	208,292
13,600	Hubbell, Inc., Class B	883,320
7,100	Thomas & Betts Corp.*	382,335
		3,659,669
	Electronic Equipment, Instruments & Components—5.4%
72,900	Brightpoint, Inc.*	591,219
20,200	Cognex Corp.†	715,686
33,100	DTS, Inc.*	1,342,205
167,400	Flextronics International, Ltd.*	1,074,708
46,300	Jabil Circuit, Inc.	935,260
10,800	OSI Systems, Inc.*	464,400
78,300	Rogers Corp.†,*	3,617,460
		8,740,938
	Energy Equipment and Services—2.5%
12,200	Core Laboratories NV	1,360,788
25,400	Dril-Quip, Inc.*	1,722,882
25,660	Noble Corp.	1,011,261
		4,094,931
	Food Products—0.4%
26,100	Smithfield Foods, Inc.*	570,807

Shares		Value (Note 1)
	Health Care Equipment and Supplies—7.7%
13,600	CONMED Corp.†,*	$387,328
57,800	Cooper Cos., Inc. (The)	4,580,072
187,100	Dexcom, Inc.†,*	2,711,079
139,700	Insulet Corp.†,*	3,097,149
20,000	MAKO Surgical Corp.†,*	594,600
87,660	Syneron Medical, Ltd.*	1,063,316
		12,433,544
	Health Care Providers and Services—2.0%
25,600	Catalyst Health Solutions, Inc.*	1,428,992
17,800	Mednax, Inc.*	1,284,982
24,500	VCA Antech, Inc.†,*	519,400
		3,233,374
	Hotels, Restaurants & Leisure—0.4%
23,200	WMS Industries, Inc.†,*	712,704
	Household Durables—0.7%
24,400	Harman International Industries, Inc.	1,111,908
	Industrial Conglomerates—0.4%
13,100	Carlisle Cos., Inc.	644,913
	Insurance—2.4%
13,400	Everest Re Group, Ltd.	1,095,450
49,100	W. R. Berkley Corp.†	1,592,804
28,000	Willis Group Holdings Plc†	1,151,080
		3,839,334
	Internet Software and Services—2.8%
18,300	comScore, Inc.*	473,970
18,800	Constant Contact, Inc.†,*	477,144
24,700	DealerTrack Holdings, Inc.*	566,865
14,200	Digital River, Inc.†,*	456,672
62,300	Monster Worldwide, Inc.†,*	913,318
85,700	QuinStreet, Inc.†,*	1,112,386
15,500	VeriSign, Inc.	518,630
		4,518,985
	IT Services—2.5%
7,300	Alliance Data Systems Corp.*	686,711
85,100	Amdocs, Ltd.*	2,586,189

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Shares		Value (Note 1)
	IT Services (Continued)
11,300	Global Payments, Inc.	$576,300
3,700	Verifone Systems, Inc.*	164,095
		4,013,295
	Life Sciences Tools and Services—1.8%
9,400	Caliper Life Sciences, Inc.*	76,234
17,600	Illumina, Inc.†,*	1,322,640
21,900	Pharmaceutical Product Development, Inc.	587,796
46,300	QIAGEN NV†,*	880,626
		2,867,296
	Machinery—4.0%
13,300	Albany International Corp., Class A†	350,987
22,800	Kaydon Corp.	850,896
87,700	Meritor, Inc.†,*	1,406,708
21,500	Navistar International Corp.*	1,213,890
20,400	Pall Corp.	1,147,092
8,700	Pentair, Inc.†	351,132
17,400	WABCO Holdings, Inc.*	1,201,644
		6,522,349
	Marine—0.4%
10,400	Kirby Corp.†,*	589,368
	Metals and Mining—0.7%
61,800	Hecla Mining Co.†,*	475,242
18,600	RTI International Metals, Inc.*	713,682
		1,188,924
	Multiline Retail—1.1%
25,460	Dollar Tree, Inc.*	1,696,145
	Oil, Gas and Consumable Fuels—6.7%
134,300	Abraxas Petroleum Corp.†,*	514,369
15,477	Alpha Natural Resources, Inc.*	703,275
24,000	Cabot Oil & Gas Corp.	1,591,440
12,100	Carrizo Oil & Gas, Inc.†,*	505,175
26,100	CONSOL Energy, Inc.	1,265,328
19,800	Continental Resources, Inc.*	1,285,218
39,500	Denbury Resources, Inc.*	790,000
27,600	InterOil Corp.†,*	1,614,876

Shares		Value (Note 1)
	Oil, Gas and Consumable Fuels (Continued)
88,700	Rex Energy Corp.†,*	$910,949
44,900	World Fuel Services Corp.†	1,613,257
		10,793,887
	Paper and Forest Products—0.4%
30,300	Neenah Paper, Inc.	644,784
	Pharmaceuticals—0.5%
9,900	Perrigo Co.	869,913
	Real Estate Investment Trusts (REITs)—1.2%
67,000	Annaly Capital Management, Inc., REIT†	1,208,680
199,800	Chimera Investment Corp., REIT†	691,308
		1,899,988
	Road and Rail—1.2%
15,100	Kansas City Southern*	895,883
23,000	Landstar System, Inc.	1,069,040
		1,964,923
	Semiconductors and Semiconductor Equipment—11.6%
32,400	Altera Corp.	1,501,740
41,800	ATMI, Inc.†,*	853,974
22,800	Cabot Microelectronics Corp.†,*	1,059,516
33,800	Cymer, Inc.†,*	1,673,438
51,600	Fairchild Semiconductor International, Inc.*	862,236
123,720	Integrated Device Technology, Inc.*	972,439
47,900	International Rectifier Corp.*	1,339,763
52,700	Maxim Integrated Products, Inc.	1,347,012
72,300	MEMC Electronic Materials, Inc.*	616,719
43,500	Microsemi Corp.*	891,750
90,500	Monolithic Power Systems, Inc.†,*	1,395,510
40,740	National Semiconductor Corp.	1,002,611
17,800	ON Semiconductor Corp.*	186,366

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
86,700	PMC-Sierra, Inc.*	$656,319
4,700	Power Integrations, Inc.†	180,621
197,800	RF Micro Devices, Inc.†,*	1,210,536
17,200	Silicon Laboratories, Inc.†,*	709,672
66,870	Skyworks Solutions, Inc.*	1,536,673
66,000	TriQuint Semiconductor, Inc.*	672,540
		18,669,435
	Software—2.9%
8,200	Ariba, Inc.*	282,654
24,500	Manhattan Associates, Inc.*	843,780
104,000	Motricity, Inc.†,*	803,920
26,734	Rovi Corp.*	1,533,462
125,100	TiVo, Inc.†,*	1,287,279
		4,751,095

Shares		Value (Note 1)
	Specialty Retail—1.4%
144,440	Chico's FAS, Inc.†	$2,199,821
	Textiles, Apparel and Luxury Goods—0.4%
25,300	Hanesbrands, Inc.*	722,315
	Trading Companies and Distributors—0.9%
21,900	Watsco, Inc.	1,488,981
	Wireless Telecommunication Services—2.6%
79,600	MetroPCS Communications, Inc.*	1,369,916
40,700	NII Holdings, Inc.*	1,724,866
29,700	SBA Communications Corp.†,*	1,134,243
		4,229,025
TOTAL COMMON STOCKS (Cost $108,404,549)		157,210,414

Par Amount		Yield	Maturity
	SHORT-TERM INVESTMENTS—25.5%
$2,698,502	State Street Bank and Trust Co. (Euro Time Deposit)	0.010%	07/01/2011	$2,698,502

Shares
38,391,841	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	38,391,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,090,343)	41,090,343
	TOTAL INVESTMENTS AT MARKET VALUE—122.9% (Cost $149,494,892)	198,300,757
	Liabilities in Excess of Other Assets—(22.9)%	(36,975,948)
	NET ASSETS—100.0%	$161,324,809

Notes to the Schedule of Investments:

REIT—Real Estate Investment Trust

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

At June 30, 2011, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	29.5%
Industrials	19.7%
Health Care	13.0%
Energy	9.2%
Materials	8.4%
Financials	6.6%
Consumer Discretionary	6.0%
Telecommunication Services	4.3%
Consumer Staples	0.7%
Short-Term Investments	25.5%
Total	122.9%

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2011

Shares		Value (Note 1)
	COMMON STOCKS—99.6%
	Aerospace & Defense—5.2%
25,920	General Dynamics Corp.	$1,931,558
11,550	Precision Castparts Corp.†	1,901,708
		3,833,266
	Automobiles—1.2%
28,430	General Motors Co.†,*	863,135
	Beverages—1.5%
16,950	Coca-Cola Co. (The)	1,140,566
	Biotechnology—1.9%
23,460	Amgen, Inc.*	1,368,891
	Capital Markets—5.7%
36,880	Bank of New York Mellon Corp. (The)	944,866
5,170	Goldman Sachs Group, Inc. (The)	688,075
40,400	Morgan Stanley	929,604
36,130	State Street Corp.	1,629,102
		4,191,647
	Chemicals—4.4%
28,350	EI Du Pont de Nemours & Co.	1,532,318
15,670	Praxair, Inc.†	1,698,471
		3,230,789
	Commercial Banks—5.0%
22,010	CIT Group, Inc.†,*	974,162
64,300	U.S. Bancorp	1,640,293
38,780	Wells Fargo & Co.	1,088,167
		3,702,622
	Computers and Peripherals—0.9%
17,810	Hewlett-Packard Co.	648,284
	Diversified Financial Services—4.8%
92,680	Bank of America Corp.	1,015,773
61,760	JPMorgan Chase & Co.	2,528,454
		3,544,227
	Energy Equipment and Services—2.3%
20,010	Schlumberger, Ltd.	1,728,864

Shares		Value (Note 1)
	Food and Staples Retailing—1.0%
13,390	Wal-Mart Stores, Inc.	$711,545
	Health Care Equipment and Supplies—2.8%
20,020	Baxter International, Inc.	1,194,994
9,670	Becton, Dickinson & Co.†	833,264
		2,028,258
	Health Care Providers and Services—3.7%
15,060	Laboratory Corp. of America Holdings†,*	1,457,657
15,620	McKesson Corp.	1,306,613
		2,764,270
	Hotels, Restaurants & Leisure—2.2%
18,920	McDonald's Corp.	1,595,334
	Household Products—1.3%
14,260	Kimberly-Clark Corp.	949,146
	Industrial Conglomerates—4.0%
12,790	3M Co.	1,213,132
35,640	Tyco International, Ltd.	1,761,685
		2,974,817
	Insurance—5.9%
40,350	AON Corp.	2,069,955
17,640	Chubb Corp.†	1,104,441
20,590	Travelers Cos., Inc. (The)	1,202,044
		4,376,440
	Internet Software and Services—1.2%
27,380	eBay, Inc.*	883,553
	IT Services—5.2%
14,890	International Business Machines Corp.	2,554,379
4,170	MasterCard, Inc., Class A	1,256,588
		3,810,967

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Shares		Value (Note 1)
	Life Sciences Tools and Services—3.1%
22,780	Agilent Technologies, Inc.†,*	$1,164,286
17,480	Thermo Fisher Scientific, Inc.*	1,125,537
		2,289,823
	Machinery—5.4%
35,500	Danaher Corp.†	1,881,145
45,850	Ingersoll-Rand Plc†	2,082,048
		3,963,193
	Multiline Retail—1.7%
25,500	Kohl's Corp.	1,275,255
	Oil, Gas and Consumable Fuels—9.8%
22,860	Chevron Corp.	2,350,922
24,400	CONSOL Energy, Inc.	1,182,912
19,970	Devon Energy Corp.	1,573,836
20,050	Occidental Petroleum Corp.	2,086,002
		7,193,672
	Paper and Forest Products—4.2%
103,060	International Paper Co.†	3,073,249

Shares		Value (Note 1)
	Pharmaceuticals—6.7%
15,010	Abbott Laboratories	$789,826
72,930	Pfizer, Inc.	1,502,358
17,610	Shire Plc, ADR†	1,659,038
21,230	Teva Pharmaceutical Industries, Ltd., SP ADR	1,023,711
		4,974,933
	Road and Rail—2.5%
70,660	CSX Corp.	1,852,705
	Software—3.8%
42,250	Microsoft Corp.	1,098,500
51,610	Oracle Corp.	1,698,485
		2,796,985
	Specialty Retail—2.2%
5,620	AutoZone, Inc.*	1,657,057
TOTAL COMMON STOCKS (Cost $59,800,439)		73,423,493

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

Par Amount		Yield	Maturity	Value (Note 1)
	SHORT-TERM INVESTMENTS—19.0%
$184,623	State Street Bank & Trust Co. (Euro Time Deposit)	0.010%	07/01/2011	$184,623

Shares
13,834,031	State Street Navigator Securities Lending Prime Portfolio (Money Market)††	13,834,031
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,018,654)	14,018,654
	TOTAL INVESTMENTS AT MARKET VALUE—118.6% (Cost $73,819,093)	87,442,147
	Liabilities in Excess of Other Assets—(18.6)%	(13,684,156)
	NET ASSETS—100.0%	$73,757,991

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*  Non-income producing security

†  Denotes all or a portion of security on loan (Note 1).

††  Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Business Opportunity Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2011

At June 30, 2011, industry sector diversification of the M Business Opportunity Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	21.4%
Health Care	18.2%
Industrials	17.1%
Energy	12.1%
Information Technology	11.1%
Materials	8.6%
Consumer Discretionary	7.3%
Consumer Staples	3.8%
Short-Term Investments	19.0%
Total	118.6%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2011

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Business Opportunity Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$280,456,670	$124,781,156	$198,300,757	$87,442,147
Cash denominated in foreign currencies***	1,867,355	—	—	—
Receivable from:
Securities sold	2,421,953	289,673	53,698	145,982
Capital stock subscriptions	—	1,951	1,760,763	23,909
Dividends and interest	2,071,128	122,481	132,473	79,404
Prepaid expenses	19,869	7,576	10,684	5,361
Total assets	286,836,975	125,202,837	200,258,375	87,696,803
Liabilities:
Payable for:
Securities purchased	—	840,759	197,934	35,987
Capital stock redemptions	356,633	55,067	186,866	1,981
Investment Adviser, net (Note 2)	138,007	56,560	113,992	34,430
Payable upon return of securities loaned (Note 1)	—	10,068,081	38,391,841	13,834,031
M Financial Group-compliance expense (Note 2)	5,677	2,178	3,187	1,489
Accrued expenses and other liabilities	86,276	31,703	39,746	30,894
Total liabilities	586,593	11,054,348	38,933,566	13,938,812
Net assets	$286,250,382	$114,148,489	$161,324,809	$73,757,991
Net assets consist of:
Paid-in capital	$402,824,301	$114,674,818	$102,277,128	$77,890,687
Undistributed (distributions in excess of) net investment income	5,697,874	17,374	(214,803)	229,555
Accumulated net realized gain (loss) on investments	(137,923,521)	(16,725,239)	10,456,619	(17,985,305)
Net unrealized appreciation on investments and foreign currency	15,651,728	16,181,536	48,805,865	13,623,054
Net assets	$286,250,382	$114,148,489	$161,324,809	$73,757,991
Shares outstanding#	23,396,670	6,737,553	5,851,329	6,952,563
Net asset value, offering price and redemption price per share	$12.23	$16.94	$27.57	$10.61
* Cost of investments	$264,835,047	$108,599,620	$149,494,892	$73,819,093
** Includes securities on loan with market values of	$—	$9,835,725	$37,383,896	$13,533,417
*** Cost of cash denominated in foreign currencies	$1,845,889	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2011

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Business Opportunity Value Fund
Investment income:
Interest	$185	$74	$361	$43
Securities lending income	114,263	5,977	30,524	1,693
Dividends*	7,604,282	480,645	666,031	560,761
Total investment income	7,718,730	486,696	696,916	562,497
Expenses:
Investment advisory fee (Note 2)	970,231	347,406	740,303	238,659
Custody, fund accounting, transfer agent and administration fees	238,792	61,143	95,193	57,508
Professional fees	34,112	21,423	23,463	16,806
Printing and shareholder reporting	39,620	13,489	15,730	11,985
Directors' fees and expenses	33,842	13,777	19,752	8,368
Compliance expenses (Note 2)	11,273	4,354	6,482	3,104
Other	20,106	7,730	10,796	5,548
Total expenses	1,347,976	469,322	911,719	341,978
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(42,452)	—	—	(9,044)
Net operating expenses	1,305,524	469,322	911,719	332,934
Net investment income (loss)	6,413,206	17,374	(214,803)	229,563
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	(83,242,551)	8,774,255	11,902,959	3,720,532
Foreign currency transactions	(59,295)	—	—	(109)
Net realized gain (loss)	(83,301,846)	8,774,255	11,902,959	3,720,423
Net change in unrealized appreciation (depreciation) on:
Investments	89,889,394	(3,879,780)	(1,669,947)	(1,328,325)
Foreign currency and net other assets	30,614	—	—	(50)
Net change in unrealized appreciation (depreciation)	89,920,008	(3,879,780)	(1,669,947)	(1,328,375)
Net realized and unrealized gain	6,618,162	4,894,475	10,233,012	2,392,048
Net increase in net assets resulting from operations	$13,031,368	$4,911,849	$10,018,209	$2,621,611
* Net of foreign taxes withheld of:	$832,616	$11,240	$2,272	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$6,413,206	$8,841,484	$17,374	$(106,618)
Net realized gain (loss) on investments and foreign currency	(83,301,846)	(10,057,662)	8,774,255	6,096,505
Net change in unrealized appreciation (depreciation) on investments and foreign currency	89,920,008	12,992,645	(3,879,780)	14,837,362
Net increase in net assets resulting from operations	13,031,368	11,776,467	4,911,849	20,827,249
Distributions to shareholders:
From net investment income	(115,064)	(9,339,453)	—	(374,573)
Total distributions to shareholders	(115,064)	(9,339,453)	—	(374,573)
Fund share transactions (Note 4):
Proceeds from shares sold	16,546,280	33,548,340	13,362,761	15,803,829
Net asset value of shares issued on reinvestment of distributions	115,064	9,339,453	—	374,573
Cost of shares repurchased	(38,651,043)	(61,990,401)	(14,770,615)	(26,139,794)
Net decrease in net assets resulting from Fund share transactions	(21,989,699)	(19,102,608)	(1,407,854)	(9,961,392)
Total change in net assets	(9,073,395)	(16,665,594)	3,503,995	10,491,284
Net Assets:
Beginning of period	295,323,777	311,989,371	110,644,494	100,153,210
End of period*	$286,250,382	$295,323,777	$114,148,489	$110,644,494
* Including undistributed (distributions in excess of) net investment income) of:	$5,697,874	$(600,268)	$17,374	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Business Opportunity Value Fund
	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(214,803)	$(123,865)	$229,563	$264,683
Net realized gain on investments and foreign currency	11,902,959	8,082,081	3,720,423	6,436,861
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,669,947)	25,499,390	(1,328,375)	(356,924)
Net increase in net assets resulting from operations	10,018,209	33,457,606	2,621,611	6,344,620
Distributions to shareholders:
From net investment income	—	(288,520)	(265,301)	(562,619)
Total distributions to shareholders	—	(288,520)	(265,301)	(562,619)
Fund share transactions (Note 4):
Proceeds from shares sold	18,925,755	28,448,425	5,660,875	15,516,649
Net asset value of shares issued on reinvestment of distributions	—	288,520	265,301	562,619
Cost of shares repurchased	(24,079,577)	(45,544,795)	(13,174,916)	(32,410,088)
Net decrease in net assets resulting from Fund share transactions	(5,153,822)	(16,807,850)	(7,248,740)	(16,330,820)
Total change in net assets	4,864,387	16,361,236	(4,892,430)	(10,548,819)
Net Assets:
Beginning of period	156,460,422	140,099,186	78,650,421	89,199,240
End of period*	$161,324,809	$156,460,422	$73,757,991	$78,650,421
* Including undistributed (distributions in excess of) net investment income) of:	$(214,803)	$—	$229,555	$265,293

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value, beginning of period	$11.72		$11.57	$9.44	$18.45	$20.15	$17.52
Income from investment operations:
Net investment income	0.27	‡	0.34 ‡	0.24 ‡	0.48 ‡	0.41 ‡	0.26
Net realized and unrealized gain (loss) on investments	0.25		0.19	2.15	(7.71)	1.21	4.32
Total from investment operations	0.52		0.53	2.39	(7.23)	1.62	4.58
Less distributions to shareholders:
From net investment income	(0.01)		(0.38)	(0.26)	(0.51)	(0.43)	(0.27)
From net realized capital gains	—		—	—	(1.27)	(2.89)	(1.68)
From return of capital	—		—	0.00 †	—	—	—
Total distributions	(0.01)		(0.38)	(0.26)	(1.78)	(3.32)	(1.95)
Net asset value, end of period	$12.23		$11.72	$11.57	$9.44	$18.45	$20.15
Total Return	4.40	%*	4.61%	25.28%	(39.84)%	8.01%	26.78%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$286,250		$295,324	$311,989	$274,091	$549,661	$494,394
Net expenses to average daily net assets	0.90	%**	0.91%	0.94%	0.91%	0.87%	0.88%
Net investment income to average daily net assets	4.44	%**	3.02%	2.33%	3.17%	1.86%	1.52%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.93	%**	0.92%	0.95%	N/A	N/A	N/A
Net investment income	4.41	%**	3.01%	2.32%	N/A	N/A	N/A
Portfolio turnover rate	87	%*#	11%	9%	25%	32%	22%

‡  Calculation based on average shares outstanding.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

#  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value, beginning of period	$16.23		$13.24	$9.70	$19.52	$17.22	$16.60
Income from investment operations:
Net investment income (loss)	0.00	‡†	(0.01)‡	0.05 ‡	0.07 ‡	0.08 ‡	0.12 #
Net realized and unrealized gain (loss) on investments	0.71		3.05	3.56	(9.46)	3.75	1.30
Total from investment operations	0.71		3.04	3.61	(9.39)	3.83	1.42
Less distributions to shareholders:
From net investment income	—		(0.05)	(0.07)	0.00 †	(0.07)	(0.11)
From net realized capital gains	—		—	—	(0.43)	(1.46)	(0.69)
Total distributions	—		(0.05)	(0.07)	(0.43)	(1.53)	(0.80)
Net asset value, end of period	$16.94		$16.23	$13.24	$9.70	$19.52	$17.22
Total Return	4.37	%*	23.06%	37.40%	(48.97)%	22.43%	8.52%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$114,148		$110,644	$100,153	$86,611	$173,139	$132,046
Net expenses to average daily net assets	0.83	%**	0.83%	0.74%	0.70%	0.63%	0.65%
Net investment income (loss) to average daily net assets	0.03	%**	(0.11)%	0.41%	0.43%	0.43%	0.61%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A		N/A	0.83%	N/A	N/A	N/A
Net investment income	N/A		N/A	0.32%	N/A	N/A	N/A
Portfolio turnover rate	45	%*	81%	171%	237%	137%	138%

‡  Calculation based on average shares outstanding.

#  Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

†  Amount rounds to less than $0.005.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value, beginning of period	$25.94		$20.47	$13.78	$24.74	$24.26	$22.95
Income from investment operations:
Net investment income (loss)	(0.04	)‡	(0.02)‡	0.05 ‡	0.01 ‡	(0.09)‡	(0.03)#
Net realized and unrealized gain (loss) on investments	1.67		5.54	6.65	(10.33)	3.01	3.77
Total from investment operations	1.63		5.52	6.70	(10.32)	2.92	3.74
Less distributions to shareholders:
From net investment income	—		(0.05)	(0.01)	—	—	—
From net realized capital gains	—		—	—	(0.64)	(2.44)	(2.43)
Total distributions	—		(0.05)	(0.01)	(0.64)	(2.44)	(2.43)
Net asset value, end of period	$27.57		$25.94	$20.47	$13.78	$24.74	$24.26
Total Return	6.29	%*	27.00%	48.61%	(42.03)%	11.96%	16.30%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$161,325		$156,460	$140,099	$106,784	$188,400	$175,122
Net expenses to average daily net assets	1.11	%**	1.10%	1.13%	1.09%	1.06%	1.08%
Net investment income (loss) to average daily net assets	(0.26	)%**	(0.09)%	0.28%	0.07%	(0.33)%	(0.12)%
Portfolio turnover rate	16	%*	22%	16%	28%	35%	30%

‡  Calculation based on average shares outstanding.

#  Net investment loss per share reflects a special dividend. The effect of this dividend amounted to $0.04 per share.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Business Opportunity Value Fund
	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008	Year Ended December 31, 2007	Year Ended December 31, 2006
Net asset value, beginning of period	$10.30		$9.50	$7.69	$12.11	$12.55	$12.06
Income from investment operations:
Net investment income	0.03	‡	0.03 ‡	0.06 ‡	0.09 ‡	0.10 ‡	0.06
Net realized and unrealized gain (loss) on investments	0.32		0.84	1.82	(4.16)	0.59	1.51
Total from investment operations	0.35		0.87	1.88	(4.07)	0.69	1.57
Less distributions to shareholders:
From net investment income	(0.04)		(0.07)	(0.07)	(0.01)	(0.08)	(0.06)
From net realized capital gains	—		—	—	(0.34)	(1.05)	(1.02)
Total distributions	(0.04)		(0.07)	(0.07)	(0.35)	(1.13)	(1.08)
Net asset value, end of period	$10.61		$10.30	$9.50	$7.69	$12.11	$12.55
Total Return	3.39	%*	9.27%	24.58%	(34.48)%	5.44%	13.89%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$73,758		$78,650	$89,199	$67,674	$79,905	$72,742
Net expenses to average daily net assets	0.88	%**	0.88%	0.88%	0.88%	0.87%	0.89%
Net investment income to average daily net assets	0.61	%**	0.34%	0.74%	0.81%	0.72%	0.56%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.90	%**	0.90%	0.95%	N/A	N/A	0.94%
Net investment income	0.59	%**	0.32%	0.67%	N/A	N/A	0.51%
Portfolio turnover rate	22	%*	49%	58%	169%	149%	96%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Company") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2011, the Company consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is, in effect, a separate mutual fund.

The Company offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies. Shares of the Funds may also be sold to qualified pension and retirement plans.

M International Equity Fund seeks long-term capital appreciation with a strategy of investing mainly in equity securities of foreign issuers, focusing on stocks with capitalizations of $1 billion or more. M Large Cap Growth Fund seeks long-term capital appreciation with a strategy of investing mainly in common stocks of U.S. companies that are believed to have strong earnings growth potential. M Capital Appreciation Fund seeks long-term capital appreciation with a strategy of investing in common stocks of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalization of those companies found in the Russell 2500 Stock Index. M Business Opportunity Value Fund seeks long-term capital appreciation with a strategy of investing primarily in equity securities of U.S. issuers in the large capitalization segment of the U.S. stock market.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange are valued at the most recent bid price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 1%. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more will be valued on the basis of dealer-supplied quotations or by a pricing service approved by the Company's Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level (Level 1) input that is significant to the fair value measurement in its entirety.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

As of June 30, 2011, all of the Funds, with the exception of M International Equity Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2011 in valuing the M International Equity Fund investments:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Foreign Common Stocks
Austria	$—	$4,645,495	$—	$4,645,495
Belgium	—	4,851,924	—	4,851,924
Brazil	19,727,619	—	—	19,727,619
China	—	8,081,463	—	8,081,463
Denmark	—	10,883,390	—	10,883,390
France	—	45,151,536	—	45,151,536
Germany	—	16,560,154	—	16,560,154
Hong Kong	—	7,815,694	—	7,815,694
Ireland	—	2,354,027	—	2,354,027
Italy	—	2,192,152	—	2,192,152
Japan	—	17,598,094	—	17,598,094
Malaysia	—	7,005,465	—	7,005,465
Norway	—	3,210,069	—	3,210,069
Singapore	—	7,868,760	—	7,868,760
South Africa	1,456,314	—	—	1,456,314
Spain	—	6,189,966	—	6,189,966
Sweden	—	19,082,085	—	19,082,085
Switzerland	—	40,232,444	—	40,232,444
Taiwan	2,516,956	—	—	2,516,956
United Kingdom	—	46,161,773	—	46,161,773
Total Foreign Common Stocks	23,700,889	249,884,491	—	273,585,380
Short-Term Investments
Euro Time Deposit	—	6,871,290	—	6,871,290
Total	$23,700,889	$256,755,781	$—	$280,456,670

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*		Transfers Out*
	Level 1	Level 2	Level 1	Level 2
M International Equity Fund	$—	$17,651,697	$17,651,697	$—

*  The Fund(s) recognize transfers between levels that occurred at the beginning of the period, December 31, 2010.

Financial assets were transferred from Level 1 to Level 2 due to a change in the price source.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Most expenses of the Company can be directly attributed to a Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Company based on average net assets of each Fund.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund and timing differences, including the deferral of wash sales and the deferral of net realized capital losses recognized subsequent to October. Permanent differences relating to shareholder distributions will result in differing characterizations of distributions made by each Fund and reclassifications to paid-in capital.

Security Lending

The Funds participate in a securities lending program whereby each Fund may loan its portfolio securities in an amount up to 33 1/3% of its total assets. The Funds receive cash (U.S. currency) as collateral against the loaned securities. Such collateral is invested by the securities lending agent in a money market mutual fund that meets certain quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Should the borrower of the securities fail financially, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the United States Internal Revenue Code.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to the borrower through State Street Bank and Trust as the securities lending agent, is the source of the Fund's securities lending income, 65% of which is paid to the Fund, 35% of which is paid to the custodian as securities lending agent.

As of June 30, 2011, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund*	$—	$—
M Large Cap Growth Fund	9,835,725	10,068,081
M Capital Appreciation Fund	37,383,896	38,391,841
M Business Opportunity Value Fund	13,533,417	13,834,031

*  The M International Equity Fund temporarily ceased participation in the security lending program due to a change in the Fund's sub-adviser.

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds did not have any unrecognized tax benefits as of June 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six month period ended June 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2008 through December 2010. No examination of any of the Funds' tax filings is currently in progress.

2.  Advisory Fee and Other Transactions with Affiliates

The Company has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund*	0.70%

M Large Cap Growth Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% on amounts above $100 million

M Capital Appreciation Fund	0.90%

M Business Opportunity Value Fund	0.65% of the first $50 million

0.60% of the next $50 million

0.55% of the next $100 million

0.50% on amounts above $200 million

*  Effective at the close of business on June 17, 2011, the advisory fee of the M International Equity Fund increased from 0.65% of the Fund's average daily net assets to 0.70% of the Fund's average daily net assets. For the period March 1, 2011 to June 17, 2011, the advisory fee of the M International Equity Fund was 0.65% of the Fund's average daily net assets. For the period January 1, 2011 to February 28, 2011, the advisory fee of the M International Equity Fund was 1.10% of the first $10 million, 0.95% of the next $10 million, 0.75% of the next $30 million and 0.65% on amounts above $50 million of the Fund's average daily net assets. For the period October 1, 2010 through February 28, 2011, the Adviser waived a portion of the advisory fee for the Fund so that the advisory fee payable by the Fund was 0.65% of the Fund's average daily net assets. For the period January 1, 2011 through February 28, 2011, the Adviser waived $25,890 of its advisory fee.

The Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. This agreement is effective May 1, 2011 through April 30, 2012. For the six months ended June 30, 2011, the Adviser reimbursed $16,562 and $9,044 for the M International Equity Fund and the M Business Opportunity Fund, respectively.

The Adviser has engaged Northern Cross, LLC, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Iridian Asset Management LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Business Opportunity Value Fund, respectively.

Effective June 17, 2011, Northern Cross, LLC replaced Brandes Investment Partners, L.P. as the sub-adviser to the M International Equity Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund*	0.55% on the first $1 billion

0.50% on the amounts above $1 billion

M Large Cap Growth Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the amounts above $100 million

M Capital Appreciation Fund	0.75%

M Business Opportunity Value Fund	0.50% on the first $50 million

0.45% on the next $50 million

0.40% on the next $100 million

0.35% on the amounts above $200 million

*  Effective at the close of business on June 17, 2011, the sub-advisory fee of the M International Equity Fund increased from 0.50% of the Fund's average daily net assets to the amount shown in the table above. For the period March 1, 2011 to June 17, 2011, the sub-advisory fee of the M International Equity Fund was 0.50% of the Fund's average daily net assets. For the period January 1, 2011 to February 28, 2011, the sub-advisory fee of the M International Equity Fund was 0.95% of the first $10 million, 0.80% of the next $10 million, 0.60% of the next $30 million and 0.50% on amounts above $50 million of the Fund's average daily net assets. For the period October 1, 2010 through February 28, 2011, the Sub-Adviser waived a portion of the sub-advisory fee for the Fund so that the sub-advisory fee payable by the Fund was 0.50% of the Fund's average daily net assets.

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are due the Distributor for its services.

The Company pays no compensation to its officers, other than the Chief Compliance Officer. The Company pays each interested Director $1,500 per meeting attended. The Company pays each non-interested Director $20,000 per annum plus $1,500 per meeting attended with an additional $1,500 per audit committee meeting attended. The Chairman and Audit Committee Chair receive an additional $10,000 annually. CCO compensation is paid to M Financial Group pursuant to an employee leasing agreement between the Company and M Financial Group and is included under compliance expenses on the Funds' Statements of Operations.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2011, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$252,554,390	$276,772,755
M Large Cap Growth Fund	50,886,354	51,357,409
M Capital Appreciation Fund	25,893,806	27,904,785
M Business Opportunity Value Fund	16,642,258	21,352,693

4.  Common Stock

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Month Ended June 30, 2011	Year Ended December 31, 2010	Six Month Ended June 30, 2011	Year Ended December 31, 2010
Shares sold	1,362,653	2,953,735	800,595	1,105,873
Shares repurchased	(3,173,256)	(5,519,143)	(880,103)	(1,879,171)
Distributions reinvested	9,902	795,524	—	28,615
Net decrease	(1,800,701)	(1,769,884)	(79,508)	(744,683)
Fund shares:
Beginning of period	25,197,371	26,967,255	6,817,061	7,561,744
End of period	23,396,670	25,197,371	6,737,553	6,817,061
	M Capital Appreciation Fund		M Business Opportunity Value Fund
	Six Month Ended June 30, 2011	Year Ended December 31, 2010	Six Month Ended June 30, 2011	Year Ended December 31, 2010
Shares sold	698,653	1,330,672	535,232	1,659,219
Shares repurchased	(878,659)	(2,157,310)	(1,245,226)	(3,479,766)
Distributions reinvested	—	14,255	25,732	64,153
Net decrease	(180,006)	(812,383)	(684,262)	(1,756,394)
Fund shares:
Beginning of period	6,031,335	6,843,718	7,636,825	9,393,219
End of period	5,851,329	6,031,335	6,952,563	7,636,825

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments

M International Equity Fund trades financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to market risks, such as forward foreign currency exchange rates. These financial instruments are limited to forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investments the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered.

Foreign Currency and Foreign Investments

M International Equity Fund may invest in non-U.S. dollar denominated securities or in the securities of foreign issuers, American Depositary Receipts ("ADRs"), European Depository Receipts ("EDRs"), International Depository Receipts ("IDRs") and Global Depository Receipts ("GDRs"). M Business Opportunity Value Fund, M Capital Appreciation Fund, and M Large Cap Growth Fund may invest in securities of foreign issuers that are listed on United States exchanges or are represented by ADRs. Foreign currencies, investments and other assets and liabilities of the Funds are translated into U.S. dollars at the exchange rates available at twelve noon Eastern Time. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at period end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.  Investments in Foreign Markets

As of June 30, 2011, a portion of M International Equity Fund's net assets consisted of securities denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities. Foreign securities may be subject to greater price volatility, limited and less reliable investor information for certain local tax law considerations, limited regulations of foreign securities markets, and higher rates of inflation than securities of companies based in the United States.

7.  Beneficial Interest

Shares of the Funds are owned by insurance companies as depositors of separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2011, John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona, ING-Security Life of Denver, Lincoln National Life Insurance Co., New York Life Insurance Co., Nationwide Financial Services, Inc. and SunLife Insurance Co. through their separate accounts, the separate accounts of insurance company subsidiaries, as well as M Financial Holdings Incorporated through direct ownership of seed money and general investment shares, owned all shares of the Funds. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of certain Funds in which their separate accounts hold more than 25% of the shares of such Funds.

As of June 30, 2011 the ownership of each Fund was as follows:

	Percentage of Ownership
	M Financial Holdings, Inc.	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. of Arizona	ING-Security Life of Denver
M International Equity Fund	0.7%	40.8%	36.1%	14.6%	5.2%
M Large Cap Growth Fund	2.1%	48.9%	41.6%	1.7%	1.6%
M Capital Appreciation Fund	0.9%	46.0%	43.7%	1.5%	4.5%
M Business Opportunity Value Fund	2.7%	36.2%	49.3%	3.1%	3.3%

	Percentage of Ownership
	Lincoln National Life Insurance Co.	New York Life Insurance Co.		Nationwide Financial Services, Inc.	SunLife Insurance Co.
M International Equity Fund	1.6%	0.0	%(1)	0.3%	0.7%
M Large Cap Growth Fund	2.5%	—%		0.2%	1.4%
M Capital Appreciation Fund	1.9%	0.0	%(1)	0.4%	1.1%
M Business Opportunity Value Fund	3.1%	—%		0.4%	1.9%

(1)  Amount rounds to less than 0.05%.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

8.  Tax information

As of June 30, 2011, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation
M International Equity Fund	$265,570,900	$15,064,890	$(179,120)	$14,885,770
M Large Cap Growth Fund	108,820,186	17,171,004	(1,210,034)	15,960,970
M Capital Appreciation Fund	150,495,980	52,534,443	(4,729,666)	47,804,777
M Business Opportunity Value Fund	75,226,090	13,635,808	(1,419,751)	12,216,057

9.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Company may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Company under these arrangements is unknown, as it involves future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company believes that the risk of loss is remote.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board of Directors (the "Board") of M Fund, Inc. ("Company") meets on a quarterly basis to review the ongoing operations of the Company and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Company and M Financial Investment Advisers, Inc. (the "Adviser"), and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Business Opportunity Value Fund (each, a "Fund" and collectively, the "Funds"), and Brandes Investment Partners, L.P. ("Brandes"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Iridian Asset Management, LLC ("Iridian"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board as well as separately in executive session. The Board also holds special meetings as circumstances warrant.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Advisor), in both absolute terms and relative to the investment performance of other comparable funds offered as investment options in variable insurance products, particularly other funds offered as options in the same insurance products (by the same insurance companies) as the Funds. The Board considers this performance in light of general economic conditions and the performance of relevant equity market indexes. The Board periodically receives an in-person briefing report from senior personnel of each Sub-Advisor, and also receives an in-person report (as well as written material) from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of conduct violations) matters.

These quarterly, on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Company's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors, including corporations, healthcare organizations, multi-employer funds, not-for-profit institutions and public entities. Strategic Capital develops and implements efficient investment programs based on specific circumstances and objectives for each of its clients. The consulting services offered by Strategic Capital include: (i) asset allocation/investment policy review; (ii) investment structure design; (iii) investment manager evaluation and search; (iv) performance evaluation/investment manager monitoring; (v) service provider evaluation and selection (administrative/record keeping, master trust/custody); and (vi) liquidity management evaluation and plan design.

Strategic Capital provides the Board with monthly and quarterly performance information and investment monitoring services at both the Company level and at the Fund level. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities, resources and product offerings.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 1, 2011, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements as amended. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser. The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number and experience of personnel, administrative systems, and financial strength); (2) the nature, extent and quality of the services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund, the Adviser and each Sub-Adviser; (5) the advisory fees payable to the Adviser and each Sub-Adviser, considering the services provided, the costs and expenses of the Adviser or the Sub-Adviser, fees throughout the industry, the level of profit realized by the Adviser or Sub-Adviser under the Agreements, and any collateral or "fall-out" benefits to the Adviser, the Sub-Adviser or the Fund; (6) the extent to which economies of scale would be realized as each Fund grows and whether shareholders benefit from these economies of scale; and (7) the Sub-Advisers' selection of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 1, 2011 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the advisor or sub-advisor is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Company and the Sub-Advisors are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisor's costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisors.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds. The Board concluded that the Adviser has the necessary staff to manage the relationship with each Fund's Sub-Adviser and the capability to continue to manage each Fund. The Board concluded that each Sub-Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

2.  THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER AND EACH SUB-ADVISER

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past year. The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. The Board noted that the Adviser has delegated the day-to-day investment of the Funds to each of the Sub-Advisers and that the Adviser regularly monitors the general services of each Sub-Adviser and conducts an annual review of each Sub-Adviser to evaluate the Sub-Adviser's performance, organization, risks and investment decision making process.

The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with counsel. The Board concluded that the nature and extent of the services provided under both the Advisory Agreement and Sub-Advisory Agreements were reasonable and appropriate in relation to the advisory and sub-advisory fees, that the level of services provided by the Adviser and Sub-Advisers had not diminished over the past year and that the quality of services continues to be appropriate.

3.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser. The Board also noted that compliance matters are reviewed quarterly by the Adviser and Sub-Advisers and that any violations are brought to the attention of the Company's Chief Compliance Officer and the Board. Based upon information provided to it, the Board concluded that the Adviser and Sub-Advisers each have taken reasonable steps to monitor compliance.

4.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board concluded that the Adviser is appropriately managing each Sub-Advisory relationship.

The Board reviewed the investment performance of each Fund as well as recent monthly returns.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M International Equity Fund

The Board considered the investment performance of the M International Equity Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2010. The Board noted that the Fund lagged its benchmark, the MSCI EAFE Index, for the one-year, three-year and five-year periods, but exceeded its benchmark for the ten-year period and for the period from inception to December 31, 2010. Based on the information provided, the Board concluded that Brandes' investment performance was adequate.

M Large Cap Growth Fund

The Board considered the investment performance of the M Large Cap Growth Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2010. The Board noted that the Fund lagged its benchmark, the Russell 1000 Growth Index, for the three-year and five-year periods, but exceeded the benchmark for the one-year and ten-year periods and for the period from inception to December 31, 2010. The Board noted that the investment performance provided included the performance of the Fund's previous investment manager, which was from the Fund's inception to October 11, 2009. The Board concluded that it was satisfied with DSM's investment performance.

M Capital Appreciation Fund

The Board considered the investment performance of the M Capital Appreciation Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2010. The Board noted that the Fund exceeded its benchmark, the Russell 2500 Stock Index, for all periods. The Board concluded that it was satisfied with Frontier's performance.

M Business Opportunity Value Fund

The Board considered the investment performance of the M Business Opportunity Value Fund for the one-year, three-year, five-year, ten-year and since inception periods ended December 31, 2010. The Board noted that the Fund lagged its benchmark, the Russell 1000 Value Index, for the one-year period and from the period from inception through December 31, 2010 but exceeded its benchmark for the three-year and five-year periods. The Board concluded that it was satisfied with Iridian's investment performance.

5.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board compared the level of the advisory fee for each Fund against the advisory fees charged by funds in each Fund's respective peer groups. The Board also considered comparative total fund expenses of each Fund compared to its respective peer group. Information and charts showing management fees for comparable funds was presented to the Board. The Board considered the information regarding the financial condition and profitability of the Adviser and Sub-Advisers in managing the Funds, including the percentage of the advisory/sub-advisory fees paid to Adviser and Sub-Advisers that represented profit. The Board also considered the fall-out benefits, if any, received by the Adviser and Sub-Advisers and the use of soft dollars by each Sub-Adviser, if any. The Board used this information as a guide to help assess the reasonableness of each Fund's advisory fee. The Board noted that the management fees payable by each

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

Fund were within the industry averages. The Board noted that the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets. The Board noted that the Advisory Agreement and Sub-Advisory Agreement for the M International Equity Fund had each been amended effective March 1, 2011 to reflect a reduction in the advisory fees payable by the Fund. The advisory fee was reduced to 0.65% of the M International Equity Fund's average daily net assets, of which MFIA retains 0.15% and the remainder is paid to the sub-adviser. The Board concluded that the management fees paid to the Adviser and each Sub-Adviser were fair and reasonable.

6.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDER BENEFIT FROM THESE ECONOMIES OF SCALE

The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of each Fund. The Board noted that as assets in the Company's portfolios increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that the current advisory agreements provide for appropriate economies of scale which benefit shareholders.

M International Equity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Brandes'' management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 1.10% of the Fund's average daily net assets on the first $10 million; 0.95% of the Fund's average daily net assets on the next $10 million; 0.75% of the Fund's average daily net assets on the next $30 million and 0.65% of the Fund's average daily net assets on amounts over $50 million. The Board noted that based upon the Fund's current assets, the management fee is 0.69%, of which 0.15% is retained by the Adviser and the remainder is paid to Brandes. The Board noted that Brandes had agreed to an amendment to its sub-advisory agreement effective March 1, 2011 which resulted in a reduction in the Fund's management fee to 0.65% of its average daily net assets, of which 0.15% will be retained by MFIA and the remainder paid to Brandes. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. The Board concluded that these economies of scale benefit shareholders of the Fund.

M Large Cap Growth Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the management fee payable by the Fund is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; and 0.55% of the Fund's average daily net assets on amounts over $100 million. Based on the current level of assets, DSM's advisory fee is 0.62%, of which 0.15% is retained by the Adviser and the remainder is paid to DSM. The Board noted that as the Fund's assets increase fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee paid to Frontier does not decrease at breakpoints. The management fee payable by the Fund remains fixed at 0.90% of the Fund's average daily net assets, of which 0.15% is retained by the Adviser and the remainder is paid to Frontier. The Board noted that as assets in the Fund increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation of such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

M Business Opportunity Fund

The Board considered the benefit to investors of economies of scale. The Board noted that Iridian's management fee decreases at certain breakpoints. Specifically, the Board noted that the management fee payable by the Fund is 0.65% of the Fund's average daily net assets on the first $50 million; 0.60% of the Fund's average daily net assets on the next $50 million; 0.55% of the Fund's average daily net assets on the next $100 million; and 0.50% of the Fund's average daily net assets on amounts over $200 million. Based on current assets the Fund's management fee is 0.63%, of which 0.15% is retained by the Adviser and the remainder is paid to Iridian. The Board also noted that as Fund assets increase, fixed operating costs are spread over a larger asset base, resulting in lower per share allocation on such costs. The Board concluded that these economies of scale benefit the Fund's shareholders.

7.  THE SUB-ADVISERS' SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Company's portfolios is handled at the Sub-Adviser level. The Board noted that the Company's Chief Compliance Officer reviews each Sub-Adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information and certifications that the soft dollar practices fall within the Section 28(e) safe harbor. The Board considered each Sub-Adviser's brokerage arrangements on behalf of its applicable Fund. The Board concluded that brokerage fees being paid by the Funds were reasonable. In addition, the Board found that the trading practices and soft dollar usage by each Sub-Adviser were reasonable.

CONCLUSIONS

After further discussion, the Board concluded that the Adviser and each Sub-Adviser had the capabilities, resources and personnel necessary to manage the Funds. The Board further concluded that based on the compliance materials provided, the Adviser and each Sub-Adviser have in place sufficient policies and procedures to monitor conduct by its employees. Moreover, the Board found that each Fund performed in a satisfactory manner in comparison to relative benchmarks. The Board also found that based on the services that the Adviser and each Sub-Adviser provide to their respective Fund pursuant to the Advisory Agreement and the Sub-Advisory Agreements, the compensation payable to the Adviser and each Sub-Adviser was fair and equitable. In addition, the Board concluded that the Funds benefit from economies of scale due to increasing assets, decremental fee structures (for certain Funds) and operating costs being spread over a larger asset base. Finally, the Board found that brokerage fees being paid by

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

each Fund were reasonable and that the trading practices and soft dollar usage by each Sub-Adviser were fair and equitable.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, and after deliberation and consideration of the information provided, including the factors summarized above, the Board concluded that the management fees paid to the Adviser under the Advisory Agreement and the sub-advisory fees paid to the Sub-Advisers under the Sub-Advisory Agreements were reasonable in light of the services provided, and that it was in the best interests of the Funds and their investors to renew the Advisory Agreement and each Sub-Advisory Agreement as amended.

APPROVAL OF AN AMENDMENT TO THE INVESTMENT ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M INTERNATIONAL EQUITY FUND

The Directors approved an amendment to the Advisory Agreement (the "Amendment") in connection with the change in sub-adviser of the M International Equity Fund at their meeting held on March 1, 2011. The terms of the Amendment were substantially similar to the terms in the current Advisory Agreement except that the management fee for the M International Equity Fund will increase due to the change in sub-adviser and the date of the Amendment will be different. The Amendment provides that the Fund shall compensate MFIA at the annual rate of 0.70% of the M International Equity Fund's average daily net assets. MFIA will retain the first 0.15% and pay the remainder to the sub-adviser. The Directors considered information provided by MFIA. In considering whether to approve the Amendment, the Board of Directors, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Directors, including the Independent Directors, in connection with their approval of the Amendment included the following:

Capability, Nature, Extent and Quality of Services. The Board reviewed in detail the nature and extent of the services to be provided by MFIA under the terms of the Amendment. The Board considered the experience of MFIA as an investment manager. The Board concluded that the nature and extent of the services to be provided under the Amendment were reasonable and appropriate in relation to the advisory fees. The Board also reviewed the personnel at MFIA responsible for providing advisory services to the M International Equity Fund. The Board concluded that MFIA has the necessary staff to manage the relationship with the Fund's sub-adviser, the capability to continue to manage the Fund and that the information provided supported the approval of the Amendment.

Regulatory Compliance History. The Board considered the regulatory compliance history of MFIA. The Board concluded that the information provided supported the approval of the Amendment.

Investment Performance of the Fund. The Board noted that investment performance for each Fund is primarily determined by the investment decisions of its sub-adviser. The Board also noted that MFIA has the responsibility to manage each sub-advisory relationship and make decisions about when to recommend a change in sub-adviser. The Board concluded that MFIA is appropriately managing the sub-advisory relationship and that the information provided supported the approval of the Amendment.

Advisory Fees Payable. The Board considered the advisory fees that would be payable to MFIA. The Board noted that the increase in the management fee was due to an increase in the sub-advisory fee, which the Board believes

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

was necessary and appropriate in order to retain the new sub-adviser. The amount of increase in the management fee is only intended to cover the amount of the increase in the sub-advisory fee. Therefore, the amount of the management fee retained by MFIA would remain the same. The Board considered the profitability and fall-out benefits, if any, to be received by MFIA. The Board used this information as a guide to help assess the reasonableness of the Fund's proposed advisory fee. The Board concluded that the proposed increase in the management fee was fair and reasonable and supported the approval of the Amendment.

Economies of Scale Realized as the Fund Grows. The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by MFIA does not decrease at breakpoints, but instead remains fixed at 0.15% of the average daily net assets of the M International Equity Fund. However this is also true of the current management fee agreement and is not altered by the proposed amendment to the proposed Amendment. The Board noted that as assets in the Company's portfolios increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. As the Sub-Adviser's relationship with the Company is new, no economies of scale have been recognized.

Operating Expenses of the Fund. The Board reviewed the operating expenses of the M International Equity Fund. The Board noted that in addition to MFIA's advisory fee, the Fund is also responsible for payment of a portion of the Company's operating expenses. The Board noted that MFIA has contractually agreed to reimburse the Fund for expenses (other than advisory fees, brokerage or other portfolio transaction expenses for litigation, indemnification or other extraordinary expenses) to the extent that they exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that MFIA's contractual obligation to limit operating expenses is in the best interests of shareholders. The Board concluded that the operating expenses of the Fund will continue to be fair and reasonable and support the approval of the Amendment.

Brokerage Transactions. The Board noted that the trading and execution for the Company's portfolios is handled at the sub-adviser level. The Board noted that the Company's Chief Compliance Officer reviews the sub-adviser's written policies and procedures for fair trading and best execution on an annual basis. The Board also noted that it is presented with quarterly reports of the sub-adviser's soft-dollar commission information and certifications that the soft dollar practices fall within the Section 28(e) safe harbor. The Board concluded that this information supported the approval of the Amendment. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was in the best interest of the shareholders of M International Equity Fund to approve the Amendment. The Directors also considered other factors, including the fact that the Fund would likely incur expenses including portfolio transaction expenses, in connection with the change in sub-adviser.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Directors, including the Independent Directors, concluded that the Amendment should be approved effective upon shareholder approval.

APPROVAL OF A NEW INVESTMENT SUB-ADVISORY AGREEMENT IN CONNECTION WITH THE CHANGE IN SUB-ADVISER OF THE M INTERNATIONAL EQUITY FUND

The Directors approved the New Sub-Advisory Agreement with Northern Cross LLC ("Northern Cross") at their meeting held on March 1, 2011. The Directors considered the New Sub-Advisory Agreement in connection with a

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

change in the sub-adviser for the M International Equity Fund from Brandes to Northern Cross. In considering whether to approve the New Sub-Advisory Agreement, the Directors noted that MFIA was recommending the change of sub-adviser and the approval of the New Sub-Advisory Agreement as in the best interest of the Fund and its shareholders. In making its recommendations, MFIA considered, among other things, that Brandes had been underperforming relative to its benchmark. They also considered information provided by MFIA and by Northern Cross. In considering whether to approve the New Sub-Advisory Agreement, the Board of Directors, including the Independent Directors, did not identify any single factor as determinative. Matters considered by the Directors, including the Independent Directors, in connection with their approval of the New Sub-Advisory Agreement included the following:

Capability, Nature, Extent and Quality of Services. The Board reviewed in detail the nature and extent of the services to be provided by Northern Cross under the terms of the New Sub-Advisory Agreement. The Board considered the experience of Northern Cross as an investment manager. The Board concluded that the nature and extent of the services to be provided under the New Sub-Advisory Agreement were reasonable and appropriate in relation to the sub-advisory fees. The Board also reviewed the personnel at Northern Cross responsible for providing sub-advisory services to the M International Equity Fund. The Board concluded that Northern Cross has the capability, resources and personnel necessary to manage the M International Equity Fund and that the information provided supported the approval of the New Sub-Advisory Agreement.

Regulatory Compliance History. The Board considered the regulatory compliance history of Northern Cross. The Board concluded that the information provided supported the approval of the New Sub-Advisory Agreement.

Investment Performance of the Fund. The Board considered the information about the performance of Northern Cross's International Equity Strategy, including information that compared the performance of the strategy to the performance of the relevant benchmark, the Morgan Stanley Capital International—Europe, Australasia, Far East Index. Northern Cross will use the international equity strategy to manage the Fund. The Board concluded that information provided supported the approval of the New Sub-Advisory Agreement.

Advisory Fees Payable. The Board considered the advisory fees that would be payable to Northern Cross. The Board compared the level of the proposed advisory fee for the Fund against the advisory fees charged by funds in its peer group. The Board also considered comparative total fund expenses of the Fund, taking into account the proposed increase to the advisory fee, compared to its respective peer group. Information and charts showing advisory fees for comparable funds was presented to the Board. The Board considered the profitability and fall-out benefits, if any, to be received by Northern Cross. The Board used this information as a guide to help assess the reasonableness of the Fund's proposed advisory fee. The Board concluded that the proposed advisory fees payable to Northern Cross were fair and reasonable and supported the approval of the New Sub-Advisory Agreement.

Economies of Scale Realized as the Fund Grows. The Board considered the benefit to investors of economies of scale. The Board noted that as the assets in the Fund increase, fixed operating costs are spread over a larger asset base resulting in an overall reduced operating expense that is charged to shareholders. As the Sub-Adviser's relationship with the Company is new, no economies of scale have been recognized.

Operating Expenses of the Fund. The Board reviewed the operating expenses of M International Equity Fund. The Board noted that in addition to MFIA's advisory fee, the Fund is also responsible for payment of a portion of

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

the Company's operating expenses. The Board noted that MFIA has contractually agreed to reimburse the Fund for expenses (other than advisory fees, brokerage or other portfolio transaction expenses for litigation, indemnification or other extraordinary expenses) to the extent that they exceed 0.25% of the Fund's annualized average daily net assets. The Board concluded that MFIA's contractual obligation to limit operating expenses is in the best interests of shareholders. The Board concluded that the operating expenses of the Fund will continue to be fair and reasonable and support the approval of the New Sub-Advisory Agreement.

Brokerage Transactions. The Board considered Northern Cross's brokerage arrangements on behalf of the M International Equity Fund. The Board concluded that brokerage fees to be paid by the Fund, Northern Cross's trading practices support the approval of the New Sub-Advisory Agreement. There will be no soft dollar commissions associated with M International Equity Fund as managed by Northern Cross.

Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was in the best interest of the Fund's shareholders to approve the New Sub-Advisory Agreement. The Directors also considered other factors, including the fact that the Fund would likely incur expenses including portfolio transaction expenses, in connection with the change in sub-adviser to Northern Cross.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Directors, including the Independent Directors, concluded that the New Sub-Advisory Agreement with Northern Cross should be approved for an initial two-year term commencing upon shareholder approval of the Amendment to the advisory agreement.

Report of Annual Meeting of Shareholders

A special meeting (the "Meeting") of the shareholders of the M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Business Opportunity Value Fund, each a series of M Fund, Inc. (each a "Fund" and collectively, the "Funds") was held on June 17, 2011.

PROPOSAL 1: To elect Directors of M Fund, Inc.

M International Equity Fund

	For	Withheld
Gerald Bidwell	22,300,933.221	198,700.155
Neil E. Goldschmidt	22,300,933.221	198,700.155
Allan S. Bufferd	22,300,933.221	198,700.155
Bruce W. Madding	22,300,933.221	198,700.155
Peter Mullin	22,300,933.221	198,700.155
Lawton M. Nease, III	22,292,256.466	207,376.910

M Large Cap Growth Fund

	For	Withheld
Gerald Bidwell	5,607,730.363	90,769.333
Neil E. Goldschmidt	5,607,730.363	90,769.333
Allan S. Bufferd	5,607,730.363	90,769.333
Bruce W. Madding	5,656,202.131	42,297.565
Peter Mullin	5,609,012.556	89,487.140
Lawton M. Nease, III	5,656,202.131	42,297.565

M Capital Appreciation Fund

	For	Withheld
Gerald Bidwell	4,777,037.729	115,690.414
Neil E. Goldschmidt	4,777,037.729	115,690.414
Allan S. Bufferd	4,777,037.729	115,690.414
Bruce W. Madding	4,828,216.254	64,511.889
Peter Mullin	4,777,037.729	115,690.414
Lawton M. Nease, III	4,828,216.254	64,511.889

M Business Opportunity Value Fund

	For	Withheld
Gerald Bidwell	5,237,009.528	71,001.626
Neil E. Goldschmidt	5,237,009.528	71,001.626
Allan S. Bufferd	5,237,009.528	71,001.626
Bruce W. Madding	5,237,009.528	71,001.626
Peter Mullin	5,237,009.528	71,001.626
Lawton M. Nease, III	5,237,009.528	71,001.626

PROPOSAL 2: To approve an amendment to the investment advisory agreement for M International Equity Fund with M Financial Investment Advisers, Inc.

	For	Against	Abstain
M International Equity Fund	19,680,911.173	2,463,139.231	355,582.972

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Quarterly Form N-Q Portfolio Schedule

Each Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Company's Form N-Q will be available on the Company's website at www.mfin.com and on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Company's proxy voting policies and procedures and the Company's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Company toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to June 30, 2011.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2011 to June 30, 2011)
M International Equity Fund
Actual	$1,000.00	$1,044.00	0.90%	$4.56
Hypothetical (5% return before expenses)	1,000.00	1,020.30	0.90%	4.51
M Large Cap Growth Fund
Actual	1,000.00	1,043.70	0.83%	$4.21
Hypothetical (5% return before expenses)	1,000.00	1,020.70	0.83%	4.16
M Capital Appreciation Fund
Actual	1,000.00	1,062.90	1.11%	$5.68
Hypothetical (5% return before expenses)	1,000.00	1,019.30	1.11%	5.56

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2011 to June 30, 2011)
M Business Opportunity Value Fund
Actual	$1,000.00	$1,033.90	0.88%	$4.44
Hypothetical (5% return before expenses)	1,000.00	1,020.40	0.88%	4.41

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days).

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a)          A schedule of investments is contained in the Registrant’s semi annual report, which is attached to this report in response to Item 1.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)            Not applicable.

(a)(2)            Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3)            Not applicable.

(b)                         Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a — 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JoNell Hermanson
JoNell Hermanson
President/Principal Executive Officer

Date:	August 24, 2011

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial
and Accounting Officer
Date:	August 24, 2011